Taxation (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax [Abstract]
Schedule of effective income tax rates
Statutory UK income tax rate	(17.0)%
Stock-based compensation	11.4%
R&D credits	(0.2)%
Change in Valuation Allowance	5.8%
Income Taxes Provision (Benefit)	-%

Schedule of deferred tax assets and liabilities

Deferred tax assets:
Net-operating loss carryforward at acquisition date	$252
Net-operating loss carryforward post acquisition	96
Valuation allowance	(348)
Deferred tax asset, net of allowance	$-
Deferred tax liabilties:
In-process R&D	$(20,364)